Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

Management has evaluated subsequent events through April 18, 2025, the date these financial statements were available for issuance, and has determined none of these events were required to be recognized or disclosed in the unaudited condensed consolidated financial statements.